Warrant liabilities - Warrants issued to Virgin, American and American (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) $ / shares	Dec. 31, 2021 GBP (£) shares	Oct. 29, 2021 shares
Disclosure of fair value measurement of liabilities [line items]
Warrant expenses | £		£ 111,611
Virgin Atlantic Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued | shares		2,625,000	2,625,000
Value of warrants outstanding | £	£ 8,558
Spot | $ / shares	£ 10.68
Strike | $ / shares	£ 10.00
Risk-free rate (%)	0.05%
Maximum term to exercise	4 years
Volatility (%)	50.00%
Warrant expenses | £		£ 8,558
Virgin Atlantic Warrant Instrument | Volatility measurement input at 75%
Disclosure of fair value measurement of liabilities [line items]
Value of warrants outstanding | £	£ 11,907
Volatility (%)	75.00%
American Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued | shares		2,625,000
Warrant expenses | £		£ 21,186
Number of warrants exercised during the period | shares		2,625,000
Avolon Warrant Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued | shares		6,378,600
Warrant expenses | £		£ 51,481
Number of warrants exercised during the period | shares		6,378,600
Avolon Commercial Instrument
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued | shares		3,765,000
Warrant expenses | £		£ 30,386
Number of warrants exercised during the period | shares		3,765,000
Commitment from warrant holder to purchase aircraft, number of aircraft		100